Document and Entity Information	Oct. 23, 2024
Cover [Abstract]
Entity Registrant Name	SOUTHWEST AIRLINES CO
Entity Address, State or Province	TX
Amendment Flag	true
Entity Central Index Key	0000092380
Document Type	8-K/A
Document Period End Date	Oct. 23, 2024
Entity Incorporation State Country Code	TX
Entity File Number	1-7259
Entity Tax Identification Number	74-1563240
Entity Address, Address Line One	P. O. Box 36611
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75235-1611
City Area Code	(214)
Local Phone Number	792-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($1.00 par value)
Trading Symbol	LUV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously reported by Southwest Airlines Co. (the “Company”) in a Current Report on Form 8-K filed with the Securities and Exchange Commission on October 24, 2024 (the “Initial Form 8-K”), the Company announced that Pierre Breber, David Cush, Sarah Feinberg, David Grissen, Gregg Saretsky and Patricia Watson (the “New Directors”) were each appointed to the Company’s Board of Directors (the “Board”), effective 11:59 p.m. Central Time on November 1, 2024. This Current Report on Form 8-K/A is being filed as an amendment to the Initial Form 8-K to report that, effective 11:59 p.m. Central Time on November 1, 2024, the Board made certain committee appointments of its New Directors. As a result, the committees of the Board consist of the following directors: